Supplement dated August 22, 2022

to the

Prospectus dated May 1, 2022

and

Updating Summary Prospectus dated May 1, 2022

for

Schwab OneSource Choice Variable Annuity

issued by

Great-West Life & Annuity Insurance Company of New York

Variable Annuity-1 Series Account of New York

This Supplement amends certain information contained in the above-referenced Prospectus and Updating Summary Prospectus. Please read this Supplement carefully and retain it for future reference.

Great-West Life & Annuity Insurance Company of New York (the “Company”) and other entities within the Company’s corporate group, including the underlying variable insurance funds historically marketed under the “Great-West Funds” brand, have adopted the brand name “Empower.” Accordingly, the names of the entities identified below have been changed to reflect the Empower brand name as of August 1, 2022.

The Company is now Empower Life & Annuity Insurance Company of New York.

Great-West Life & Annuity Insurance Company, the Company’s direct parent, is now Empower Annuity Insurance Company of America. Its parent, GWL&A Financial Inc., is now Empower Holdings, Inc.

The names of the following Investment Segment Portfolios available under your Contract have been changed as set forth below:

Old Portfolio Name	New Portfolio Name
Great-West Aggressive Profile Investor	Empower Aggressive Profile Investor
Great-West Bond Index Investor	Empower Bond Index Investor
Great-West International Index Investor	Empower International Index Investor
Great-West International Value Investor	Empower International Value Investor
Great-West Lifetime 2015 Investor	Empower Lifetime 2015 Investor
Great-West Lifetime 2020 Investor	Empower Lifetime 2020 Investor
Great-West Lifetime 2025 Investor	Empower Lifetime 2025 Investor
Great-West Lifetime 2030 Investor	Empower Lifetime 2030 Investor
Great-West Lifetime 2035 Investor	Empower Lifetime 2035 Investor
Great-West Lifetime 2040 Investor	Empower Lifetime 2040 Investor
Great-West Lifetime 2045 Investor	Empower Lifetime 2045 Investor
Great-West Lifetime 2050 Investor	Empower Lifetime 2050 Investor
Great-West Lifetime 2055 Investor	Empower Lifetime 2055 Investor
Great-West Lifetime 2060 Investor	Empower Lifetime 2060 Investor
Great-West Mid Cap Value Investor	Empower Mid Cap Value Investor
Great-West Moderately Aggressive Portfolio Investor	Empower Moderately Aggressive Portfolio Investor
Great-West Multi-Sector Bond Investor	Empower Multi-Sector Bond Investor
Great-West Real Estate Index Investor	Empower Real Estate Index Investor
Great-West Small Cap Value Investor	Empower Small Cap Value Investor

Great-West T. Rowe Price Mid Cap Growth Investor	Empower T. Rowe Price Mid Cap Growth Investor

The names of the following Income Segment Covered Funds available for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider have been changed as set forth below:

Old Portfolio Name	New Portfolio Name
Great-West Conservative Profile Investor	Empower Conservative Profile Investor
Great-West Moderate Profile Investor	Empower Moderate Profile Investor
Great-West Moderately Conservative Portfolio Investor	Empower Moderately Conservative Portfolio Investor
Great-West SecureFoundation® Balanced Investor	Empower SecureFoundation® Balanced Investor

*   *   *

For more information about your Contract, please refer to the Prospectus, which is available online at www.protective.com/productprospectus. More information about the Portfolios is available in the prospectuses for the Portfolios, which can be found online at www.protective.com/eprospectus